MANAGEMENT'S PLANS (Details) - USD ($)	1 Months Ended			2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		29 Months Ended	38 Months Ended
	Nov. 11, 2019	Jan. 31, 2019	Jan. 31, 2016	Mar. 15, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2019	Nov. 12, 2019	Mar. 18, 2019	Feb. 13, 2019	May 11, 2018	Jun. 15, 2017
Approximate cash position															$ 2,200,000
Approximate monthly expenditures										$ 585,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)										7,861,215
Shares issued, value					$ 33,328		$ 54,230	$ 373,888	$ 135,333	$ 172,192	$ 226,093
Common stock, shares authorized					250,000,000			250,000,000		250,000,000	250,000,000	250,000,000	250,000,000
Subsequent Event [Member]
Approximate cash position														$ 2,165,000
Institutional Investor [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)			$ 20,000,000
Term of agreement with institutional investor			36 months
Registering shares of common stock			5,000,000							9,500,000		9,500,000					5,000,000	5,000,000
Shares issued, value				$ 1,011,585						$ 4,863,535		$ 12,138,785
Proceeds from sale of stock pursuant to purchase agreement with institutional investor					$ 1,346,375			$ 1,011,585					$ 13,150,370
Stock issued during period					1,875,000			1,550,000		4,750,000		12,450,000	14,000,000
Institutional Investor [Member] | Subsequent Event [Member]
Registering shares of common stock		9,500,000
Shares issued, value						$ 1,011,585
Common stock, shares authorized		25,000,000
Stock issued during period						1,550,000
Institutional Investor Two [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		$ 25,000,000
Term of agreement with institutional investor		36 months
Registering shares of common stock																9,500,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock, amount remaining					$ 21,846,000			$ 21,846,000					$ 21,846,000
Proceeds from sale of stock pursuant to purchase agreement with institutional investor								$ 3,154,000
Stock issued during period								3,900,000
Institutional Investor Two [Member] | Subsequent Event [Member]
Proceeds from sale of stock pursuant to purchase agreement with institutional investor	$ 662,875
Stock issued during period	1,000,000